VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value
U.S. Government Securities—3.0%
U.S. Treasury Bonds
4.250%, 2/15/54	$ 505	$ 484
4.625%, 5/15/54	925	945
4.500%, 11/15/54	1,060	1,063
4.625%, 2/15/55	340	348
Total U.S. Government Securities (Identified Cost $2,755)		2,840

Foreign Government Securities—47.2%
Arab Republic of Egypt
144A 8.625%, 2/4/30(2)	275	273
144A 7.625%, 5/29/32(2)	828	732
144A 8.500%, 1/31/47(2)	1,043	828
Benin Government International Bond 144A 7.960%, 2/13/38(2)	297	279
Bolivarian Republic of Venezuela RegS 7.650%, 4/21/25(3)(4)	1,380	233
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/31	1,200BRL	165
Costa Rica Government 144A 6.550%, 4/3/34(2)	274	283
Czech Republic Government Bond 1.750%, 6/23/32	5,200CZK	186
Dominican Republic
144A 4.875%, 9/23/32(2)	571	521
144A 6.950%, 3/15/37(2)	238	244
144A 6.850%, 1/27/45(2)	305	307
144A 7.150%, 2/24/55(2)	157	162
	Par Value(1)	Value

Foreign Government Securities—continued
Dubai Government International Bonds RegS 3.900%, 9/9/50(4)(5)	$ 205	$ 150
Federal Republic of Ethiopia 144A 6.625%, 12/11/25(2)(3)	332	285
Federative Republic of Brazil
3.875%, 6/12/30(5)	392	359
7.125%, 5/13/54	937	906
Finance Department Government of Sharjah
144A 6.500%, 11/23/32(2)(5)	300	310
144A 4.000%, 7/28/50(2)	1,075	704
Gaci First Investment Co. RegS 4.875%, 2/14/35(4)(5)	560	538
Honduras Government
144A 8.625%, 11/27/34(2)	470	463
RegS 5.625%, 6/24/30(4)	120	107
Hungary Government International Bond
144A 6.250%, 9/22/32(2)(5)	864	899
144A 5.500%, 3/26/36(2)(5)	428	418
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(2)	111	97
Kingdom of Bahrain 144A 5.625%, 5/18/34(2)	595	551
Kingdom of Jordan 144A 5.850%, 7/7/30(2)	250	232
Kingdom of Morocco
144A 3.000%, 12/15/32(2)	441	367
144A 5.500%, 12/11/42(2)	95	85
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Lebanon Government International Bond RegS 7.000%, 3/23/32(3)(4)	$ 370	$ 70
Malaysia Government Bond 2.632%, 4/15/31(5)	920MYR	194
Mex Bonos Desarr 7.750%, 11/13/42	4,700MXN	187
Oman Government International Bond
144A 7.375%, 10/28/32(2)	320	356
144A 6.750%, 1/17/48(2)	52	54
Republic of Angola
144A 8.000%, 11/26/29(2)	282	257
144A 8.750%, 4/14/32(2)	457	408
Republic of Argentina 0.750%, 7/9/30(6)	2,453	1,788
Republic of Armenia 144A 3.600%, 2/2/31(2)	245	208
Republic of Chile
5.650%, 1/13/37(5)	552	561
5.330%, 1/5/54(5)	1,061	1,008
Republic of Colombia
3.250%, 4/22/32(5)	690	542
8.000%, 11/14/35(5)	1,009	1,032
4.125%, 5/15/51	475	279
Republic of Ecuador
RegS 6.900%, 7/31/30(4)(6)	983	649
RegS 5.500%, 7/31/35(4)(6)	180	97
Republic of El Salvador 144A 8.625%, 2/28/29(2)	231	241
Republic of Gabon 144A 6.625%, 2/6/31(2)	54	44
Republic of Ghana
144A 0.000%, 7/3/26(2)(7)	8	7
144A 5.000%, 7/3/29(2)(6)	224	199
144A 0.000%, 1/3/30(2)(7)	16	12
	Par Value(1)	Value

Foreign Government Securities—continued
RegS 0.000%, 7/3/26(4)(7)	$ 6	$ 6
RegS 5.000%, 7/3/29(4)(6)	61	54
RegS 0.000%, 1/3/30(4)(7)	13	10
RegS 5.000%, 7/3/35(4)(6)	87	64
Republic of Guatemala
144A 6.600%, 6/13/36(2)	727	734
144A 6.550%, 2/6/37(2)	109	110
RegS 4.875%, 2/13/28(4)	340	331
Republic of Indonesia
2.850%, 2/14/30(5)	1,272	1,159
4.750%, 9/10/34(5)	91	88
5.100%, 2/10/54	59	55
Republic of Ivory Coast
144A 6.125%, 6/15/33(2)	664	597
144A 8.250%, 1/30/37(2)	71	69
Republic of Kenya
144A 9.750%, 2/16/31(2)	106	107
144A 9.500%, 3/5/36(2)	349	337
Republic of Nigeria
144A 7.143%, 2/23/30(2)	153	143
144A 7.375%, 9/28/33(2)	1,256	1,110
Republic of Panama
7.500%, 3/1/31(5)	239	247
8.000%, 3/1/38	1,184	1,239
Republic of Paraguay 144A 6.000%, 2/9/36(2)	117	119
Republic of Peru
3.000%, 1/15/34(5)	775	640
5.375%, 2/8/35(5)	180	177
5.875%, 8/8/54(5)	241	237
Republic of Philippines
4.750%, 3/5/35(5)	773	744
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
3.700%, 3/1/41	$ 793	$ 641
Republic of Poland
4.875%, 10/4/33(5)	521	511
5.375%, 2/12/35(5)	756	763
Republic of Serbia 144A 6.500%, 9/26/33(2)	431	449
Republic of South Africa
5.875%, 6/22/30	98	95
5.650%, 9/27/47	360	274
8.750%, 2/28/48	4,200ZAR	177
144A 7.100%, 11/19/36(2)	781	766
Republic of Sri Lanka
144A 4.000%, 4/15/28(2)	63	58
144A 3.100%, 1/15/30(2)(6)	102	90
144A 3.350%, 3/15/33(2)(6)	103	83
144A 3.600%, 6/15/35(2)(6)	70	48
144A 3.600%, 5/15/36(2)(6)	—(8)	—(8)
144A 3.600%, 2/15/38(2)(6)	97	80
Republic of Turkiye
7.625%, 4/26/29	775	807
9.125%, 7/13/30	500	557
7.625%, 5/15/34	533	549
4.875%, 4/16/43	780	563
Republic of Zambia
144A 5.750%, 6/30/33(2)(6)	265	236
144A 0.500%, 12/31/53(2)	371	232
Republica Orient Uruguay 4.975%, 4/20/55(5)	380	343
Romania Government International Bond
144A 5.875%, 1/30/29(2)	364	363
144A 7.125%, 1/17/33(2)	404	414
144A 6.375%, 1/30/34(2)	158	154
	Par Value(1)	Value

Foreign Government Securities—continued
144A 5.750%, 3/24/35(2)	$ 664	$ 605
Saudi International Bond
144A 5.625%, 1/13/35(2)(5)	1,070	1,096
144A 4.500%, 10/26/46(2)(5)	1,589	1,332
State of Qatar 144A 4.400%, 4/16/50(2)(5)	365	318
Trinidad & Tobago Government International Bond
144A 5.950%, 1/14/31(2)(5)	145	142
144A 6.400%, 6/26/34(2)(5)	113	111
RegS 6.400%, 6/26/34(4)	505	497
Ukraine Government Bond
144A 1.750%, 2/1/29(2)(6)	43	31
144A 0.000%, 2/1/30(2)(6)	8	4
144A 1.750%, 2/1/34(2)(6)	43	25
144A 1.750%, 2/1/35(2)(6)	161	93
144A 0.000%, 2/1/36(2)(6)	21	14
144A 1.750%, 2/1/36(2)(6)	2	1
144A 0.000%, 8/1/41(2)(9)	505	416
RegS 1.750%, 2/1/29(4)(6)	51	36
RegS 0.000%, 2/1/30(4)(6)	9	5
RegS 0.000%, 2/1/34(4)(6)	34	15
RegS 1.750%, 2/1/34(4)(6)	937	552
RegS 0.000%, 2/1/35(4)(6)	552	362
RegS 1.750%, 2/1/35(4)(6)	95	55
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
RegS 0.000%, 2/1/36(4)(6)	$ 59	$ 39
RegS 1.750%, 2/1/36(4)(6)	8	5
United Mexican States
6.000%, 5/13/30(5)	193	197
2.659%, 5/24/31(5)	310	261
6.350%, 2/9/35(5)	1,241	1,248
6.875%, 5/13/37(5)	252	259
6.338%, 5/4/53(5)	427	395
6.400%, 5/7/54(5)	750	698
Uzbekistan International Bond
144A 3.700%, 11/25/30(2)	164	140
144A 6.900%, 2/28/32(2)	405	406
Total Foreign Government Securities (Identified Cost $46,698)		44,865

Mortgage-Backed Securities—16.3%
Agency—5.6%
Federal Home Loan Mortgage Corporation
Pool #SD6322 4.500%, 8/1/53	855	826
Pool #SD8382 5.000%, 12/1/53	1,389	1,368
Federal National Mortgage Association
Pool #FS4438 5.000%, 11/1/52	828	817
Pool #FS7751 4.000%, 3/1/53	1,353	1,269
Pool #MA4785 5.000%, 10/1/52	403	398
Pool #MA5072 5.500%, 7/1/53	619	622
		5,300

Non-Agency—10.7%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(2)(5)(9)	117	119
	Par Value(1)	Value

Non-Agency—continued
Ajax Mortgage Loan Trust 2022-B, A1 144A 3.500%, 3/27/62(2)(9)	$ 480	$ 459
Angel Oak Mortgage Trust 2023-1, A1 144A 4.750%, 9/26/67(2)(5)(9)	141	140
Arroyo Mortgage Trust 2019-1, A1 144A 3.805%, 1/25/49(2)(5)(9)	58	56
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 5.231%, 3/15/37(2)(9)	480	457
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	165	166
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.210%, 4/15/37(2)(9)	270	270
BX Trust 2019-OC11, D 144A 3.944%, 12/9/41(2)(9)	780	722
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 6.932%, 9/15/38(2)(9)	275	277
Chase Home Lending Mortgage Trust 2023-RPL1, A1 144A 3.500%, 6/25/62(2)(5)(9)	444	412
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(2)(5)(9)	68	62
2016-SH2, M2 144A 3.750%, 12/25/45(2)(9)	178	164
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(9)	283	267
COLT Mortgage Loan Trust
2022-4, A1 144A 4.301%, 3/25/67(2)(5)(9)	124	124
2022-5, A1 144A 4.550%, 4/25/67(2)(9)	380	379
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
COMM Mortgage Trust 2013-300P, A1 144A 4.353%, 8/10/30(2)	$ 400	$ 395
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(2)(5)(9)	22	22
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/41(2)(9)	280	281
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(9)	401	404
JPMorgan Chase Mortgage Trust 2014-5, B2 144A 2.687%, 10/25/29(2)(9)	163	153
MFA Trust 2022-INV2, A1 144A 4.950%, 7/25/57(2)(9)	579	577
Mill City Mortgage Loan Trust 2017-3, B1 144A 3.250%, 1/25/61(2)(9)	335	294
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(2)	170	178
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	220	214
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(2)(5)(9)	134	130
2016-4A, B1A 144A 4.500%, 11/25/56(2)(9)	407	396
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(2)(5)(9)	52	52
PRET Trust 2025-NPL1, A1 144A 6.063%, 2/25/55(2)(9)	273	274
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(2)(5)(9)	69	59
RFR Trust 2025-SGRM, A 144A 5.562%, 3/11/29(2)(9)	345	349
	Par Value(1)	Value

Non-Agency—continued
ROCK Trust 2024-CNTR, C 144A 6.471%, 11/13/41(2)	$ 215	$ 223
Towd Point Mortgage Trust
2016-4, B1 144A 4.013%, 7/25/56(2)(9)	260	250
2017-1, M1 144A 3.750%, 10/25/56(2)(9)	265	259
2017-4, A2 144A 3.000%, 6/25/57(2)(9)	172	160
2018-6, A2 144A 3.750%, 3/25/58(2)(9)	215	198
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(2)	150	145
Verus Securitization Trust
2022-4, A1 144A 4.474%, 4/25/67(2)(9)	258	258
2022-6, A1 144A 4.910%, 6/25/67(2)(9)	177	176
2022-6, A3 144A 4.910%, 6/25/67(2)(9)	387	385
2023-8, A1 144A 6.259%, 12/25/68(2)(9)	229	231
		10,137

Total Mortgage-Backed Securities (Identified Cost $15,673)		15,437

Asset-Backed Securities—10.4%
Automobiles—2.9%
Arivo Acceptance Auto Loan Receivables Trust 2024-1A, B 144A 6.870%, 6/17/30(2)	396	408
DT Auto Owner Trust 2023-1A, D 144A 6.440%, 11/15/28(2)	450	458
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(2)	197	200
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Automobiles—continued
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(2)	$ 470	$ 467
2023-2A, D 144A 6.300%, 2/15/31(2)	365	370
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(2)	320	322
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(2)	177	179
Veros Auto Receivables Trust 2024-1, C 144A 7.570%, 12/15/28(2)	350	362
		2,766

Consumer Loans—0.3%
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(2)	350	354
Credit Card—0.4%
Mission Lane Credit Card Master Trust 2023-B, A 144A 7.690%, 11/15/28(2)(5)	355	357
Other—6.8%
Aqua Finance Trust 2024-A, B 144A 5.060%, 4/18/50(2)	355	353
Auxilior Term Funding LLC 2023-1A, D 144A 7.270%, 12/16/30(2)	240	253
BXG Receivables Note Trust 2023-A, A 144A 5.770%, 11/15/38(2)	274	278
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(2)	287	290
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(2)	465	412
	Par Value(1)	Value

Other—continued
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(2)	$ 397	$ 412
Jersey Mike’s Funding LLC
2019-1A, A2 144A 4.433%, 2/15/50(2)	1	1
2024-1A, A2 144A 5.636%, 2/15/55(2)	420	428
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(2)	335	331
MetroNet Infrastructure Issuer LLC 2024-1A, A2 144A 6.230%, 4/20/54(2)	310	318
MVW LLC 2024-1A, A 144A 5.320%, 2/20/43(2)	323	329
Octane Receivables Trust 2023-3A, C 144A 6.740%, 8/20/29(2)	425	438
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(2)	419	428
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(2)	420	425
Reach ABS Trust 2024-1A, B 144A 6.290%, 2/18/31(2)	425	432
Retained Vantage Data Centers Issuer LLC 2024-1A, A2 144A 4.992%, 9/15/49(2)	475	469
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(2)	270	266
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(2)	349	343
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Other—continued
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(2)	$ 254	$ 235
		6,441

Total Asset-Backed Securities (Identified Cost $9,845)		9,918

Corporate Bonds and Notes—51.8%
Communication Services—3.2%
Altice France Holding S.A. 144A 6.000%, 2/15/28(2)	185	57
Altice France S.A.
144A 5.125%, 7/15/29(2)(5)	125	97
144A 5.500%, 10/15/29(2)(5)	185	145
CMG Media Corp. 144A 8.875%, 6/18/29(2)(5)	225	188
CSC Holdings LLC
144A 7.500%, 4/1/28(2)(5)	295	219
144A 11.750%, 1/31/29(2)(5)	200	195
DIRECTV Financing LLC 144A 8.875%, 2/1/30(2)(5)	150	146
Gray Media, Inc. 144A 7.000%, 5/15/27(2)	330	324
Hughes Satellite Systems Corp. 6.625%, 8/1/26(5)	265	214
IHS Holding Ltd. 144A 8.250%, 11/29/31(2)	175	174
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(2)	365	285
Millennium Escrow Corp. 144A 6.625%, 8/1/26(2)(5)	250	186
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(2)	275	84
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(2)(5)	30	30
	Par Value(1)	Value

Communication Services—continued
Snap, Inc. 144A 6.875%, 3/1/33(2)(5)	$ 140	$ 142
Telesat Canada 144A 6.500%, 10/15/27(2)(5)	180	82
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(2)	200	204
Univision Communications, Inc. 144A 6.625%, 6/1/27(2)(5)	300	301
		3,073

Consumer Discretionary—2.6%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54(5)	270	268
Ashtead Capital, Inc. 144A 5.550%, 5/30/33(2)(5)	310	311
Ashton Woods USA LLC 144A 4.625%, 4/1/30(2)(5)	80	74
Clarios Global LP
144A 8.500%, 5/15/27(2)(5)	245	246
144A 6.750%, 2/15/30(2)(5)	5	5
Ford Motor Credit Co. LLC 7.350%, 3/6/30(5)	200	212
Great Canadian Gaming Corp. 144A 8.750%, 11/15/29(2)(5)	50	53
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)(5)	183	175
Newell Brands, Inc. 6.625%, 9/15/29(5)	127	130
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(2)(5)	145	153
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)(5)	175	181
PetSmart, Inc. 144A 7.750%, 2/15/29(2)(5)	145	140
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(2)(5)	215	215
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Consumer Discretionary—continued
Weekley Homes LLC 144A 4.875%, 9/15/28(2)(5)	$ 270	$ 258
		2,421

Consumer Staples—1.1%
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(2)(5)	250	250
Kronos Acquisition Holdings, Inc.
144A 8.250%, 6/30/31(2)(5)	180	169
144A 10.750%, 6/30/32(2)	215	184
Pilgrim’s Pride Corp. 6.250%, 7/1/33(5)	215	224
Post Holdings, Inc. 144A 6.375%, 3/1/33(2)(5)	120	120
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(2)(5)	125	125
		1,072

Energy—12.1%
Adnoc Murban Rsc Ltd. 144A 4.500%, 9/11/34(2)(5)	263	251
Aker BP ASA 144A 5.125%, 10/1/34(2)(5)	355	340
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(2)(5)	150	159
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(2)(5)	135	138
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	175	177
BP Capital Markets plc 4.875% (5)(10)	375	360
Buckeye Partners LP 144A 6.750%, 2/1/30(2)(5)	75	77
Columbia Pipelines Operating Co. LLC 144A 6.036%, 11/15/33(2)(5)	215	225
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(2)(5)	150	152
CVR Energy, Inc. 144A 8.500%, 1/15/29(2)(5)	150	148
	Par Value(1)	Value

Energy—continued
Ecopetrol S.A.
4.625%, 11/2/31(5)	$ 195	$ 165
8.875%, 1/13/33	97	101
Energean Israel Finance Ltd. 144A, RegS 5.875%, 3/30/31(2)(4)	150	139
Energy Transfer LP Series H 6.500% (10)	245	245
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)(5)	290	254
Genesis Energy LP 8.875%, 4/15/30(5)	250	260
Geopark Ltd. 144A 8.750%, 1/31/30(2)(5)	153	150
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(2)(5)	80	82
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(2)	185	198
HF Sinclair Corp. 6.250%, 1/15/35(5)	275	281
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(2)(4)(5)	500	502
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(2)	170	161
Kimmeridge Texas Gas LLC 144A 8.500%, 2/15/30(2)(5)	110	112
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(2)(5)	155	152
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(2)(4)	150	147
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(2)(5)	30	30
Mesquite Energy, Inc. 144A 7.250%, 7/15/25(2)	135	2
Nabors Industries, Inc. 144A 7.375%, 5/15/27(2)(5)	10	10
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
Occidental Petroleum Corp.
5.550%, 10/1/34(5)	$ 70	$ 69
6.200%, 3/15/40(5)	140	142
Pertamina Persero PT
144A 2.300%, 2/9/31(2)(5)	1,075	920
RegS 6.450%, 5/30/44(4)(5)	231	244
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(2)(3)	1,390	200
Petroleos Mexicanos
6.500%, 3/13/27	625	612
6.500%, 1/23/29(5)	125	117
8.750%, 6/2/29	335	337
6.375%, 1/23/45	730	494
6.350%, 2/12/48	520	347
Petronas Capital Ltd. 144A 3.500%, 4/21/30(2)(5)	653	615
QatarEnergy 144A 2.250%, 7/12/31(2)(5)	966	830
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.500%, 3/1/55(2)(5)	85	88
Teine Energy Ltd. 144A 6.875%, 4/15/29(2)(5)	250	243
Transocean, Inc.
144A 8.250%, 5/15/29(2)(5)	35	35
144A 8.750%, 2/15/30(2)(5)	180	188
144A 8.500%, 5/15/31(2)(5)	130	128
Venture Global LNG, Inc.
144A 9.000%(2)(5)(10)	80	81
144A 9.875%, 2/1/32(2)(5)	190	208
Western Midstream Operating LP 5.250%, 2/1/50(5)	160	141
Williams Cos., Inc. (The) 5.150%, 3/15/34(5)	280	278
YPF S.A. 144A 9.500%, 1/17/31(2)	167	178
		11,513

Financials—16.3%
Acrisure LLC
144A 8.250%, 2/1/29(2)	90	93
	Par Value(1)	Value

Financials—continued
144A 6.000%, 8/1/29(2)(5)	$ 145	$ 141
AerCap Ireland Capital DAC 6.950%, 3/10/55(5)	150	155
Allianz SE 144A 6.350%, 9/6/53(2)(5)	200	209
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 7.523%, 8/15/53(5)(9)	391	392
Altice Financing S.A. 144A 5.000%, 1/15/28(2)	355	288
American Express Co. 5.625%, 7/28/34(5)	160	164
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(2)	170	178
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(2)	215	209
Banco de Credito del Peru S.A.
144A 3.125%, 7/1/30(2)(5)	685	677
RegS 3.125%, 7/1/30(4)(5)	124	123
Banco de Credito e Inversiones S.A. 144A 8.750% (2)(5)(10)	226	240
Banco Mercantil del Norte S.A. 144A 6.625% (2)(5)(10)	237	215
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(2)(5)	510	508
Bank of America Corp. 5.425%, 8/15/35(5)	350	346
Bank of New York Mellon Corp. (The) Series G 4.700% (5)(10)	140	139
Barclays plc 7.437%, 11/2/33(5)	295	331
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.125%, 1/18/33(2)	157	150
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Blackstone Private Credit Fund 6.000%, 1/29/32(5)	$ 275	$ 275
Block, Inc. 144A 6.500%, 5/15/32(2)(5)	110	112
BNSF Funding Trust I 6.613%, 12/15/55(5)	210	210
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(2)(5)	160	156
Capital One Financial Corp. 2.359%, 7/29/32(5)	145	121
Charles Schwab Corp. (The) Series H 4.000% (10)	360	322
Chobani Holdco II LLC 144A 8.750%, 10/1/29(2)	5	6
Citigroup, Inc.
6.270%, 11/17/33(5)	270	288
6.174%, 5/25/34(5)	134	138
Series X 3.875%(5)(10)	155	151
Corebridge Financial, Inc. 6.375%, 9/15/54(5)	331	331
DAE Funding LLC 144A 3.375%, 3/20/28(2)(5)	205	194
Deutsche Bank AG 5.403%, 9/11/35(5)	280	275
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)(5)	585	573
Embraer Netherlands Finance B.V. 5.980%, 2/11/35(5)	140	143
F&G Annuities & Life, Inc. 6.500%, 6/4/29(5)	230	237
Fifth Third Bancorp 4.337%, 4/25/33(5)	245	232
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(2)(5)	137	155
144A 7.950%, 10/15/54(2)(5)	70	73
Goldman Sachs Group, Inc. (The) 6.450%, 5/1/36(5)	135	144
	Par Value(1)	Value

Financials—continued
Grifols S.A. 144A 4.750%, 10/15/28(2)(5)	$ 175	$ 165
HA Sustainable Infrastructure Capital, Inc. 144A 6.375%, 7/1/34(2)(5)	266	267
Huntington Bancshares, Inc. 5.709%, 2/2/35(5)	270	275
Icon Investments Six DAC 6.000%, 5/8/34(5)	265	274
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(2)(5)	105	108
JPMorgan Chase & Co.
5.350%, 6/1/34(5)	135	137
6.254%, 10/23/34(5)	200	216
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)(5)	155	148
Melco Resorts Finance Ltd. 144A 5.375%, 12/4/29(2)(5)	300	278
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(2)(5)	370	365
Morgan Stanley
6.342%, 10/18/33(5)	160	172
5.948%, 1/19/38(5)	174	178
MSCI, Inc. 144A 3.625%, 9/1/30(2)	261	242
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 7.459%, 4/30/43(5)(9)	165	165
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(2)(5)	140	136
NatWest Group plc 6.475%, 6/1/34(5)	200	209
NewCo Holding USD 20 S.a.r.l. 144A 9.375%, 11/7/29(2)(5)	167	171
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55(5)	$ 205	$ 208
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(2)(5)	200	209
OneMain Finance Corp. 7.125%, 11/15/31(5)	285	293
Prudential Financial, Inc. 6.750%, 3/1/53	220	229
Reinsurance Group of America, Inc. 6.650%, 9/15/55	225	224
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(2)(5)	200	185
Societe Generale S.A. 144A 6.066%, 1/19/35(2)(5)	370	379
South Bow USA Infrastructure Holdings LLC 144A 5.584%, 10/1/34(2)(5)	120	118
State Street Corp. Series I 6.700% (5)(10)	170	174
Synchrony Financial 3.700%, 8/4/26(5)	93	92
Toronto-Dominion Bank (The) 8.125%, 10/31/82(5)	235	245
UBS Group AG
144A 9.250%(2)(5)(10)	35	41
144A 4.988%, 8/5/33(2)(5)	310	307
Wells Fargo & Co.
5.389%, 4/24/34(5)	145	147
Series BB 3.900%(10)	400	392
		15,443

Health Care—2.0%
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(2)(5)	230	209
Community Health Systems, Inc. 144A 5.250%, 5/15/30(2)(5)	230	195
	Par Value(1)	Value

Health Care—continued
CVS Health Corp. 6.750%, 12/10/54(5)	$ 40	$ 40
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30(5)	335	301
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(2)	130	139
HCA, Inc. 5.500%, 6/1/33(5)	220	222
LifePoint Health, Inc.
144A 9.875%, 8/15/30(2)(5)	360	384
144A 10.000%, 6/1/32(2)	85	83
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(2)(5)	60	59
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(2)(5)	65	62
Universal Health Services, Inc.
2.650%, 1/15/32(5)	41	35
5.050%, 10/15/34(5)	145	138
		1,867

Industrials—5.1%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(2)(5)	300	271
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	288	288
Boeing Co. (The) 5.930%, 5/1/60(5)	160	153
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)(5)	345	312
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(2)	235	238
Cimpress plc 144A 7.375%, 9/15/32(2)(5)	150	145
Cornerstone Building Brands, Inc. 144A 9.500%, 8/15/29(2)(5)	210	200
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)(5)	401	357
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Industrials—continued
Garda World Security Corp. 144A 8.375%, 11/15/32(2)(5)	$ 145	$ 149
Georgian Railway JSC 144A 4.000%, 6/17/28(2)	561	494
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(2)(5)	265	265
Hertz Corp. (The) 144A 4.625%, 12/1/26(2)	240	208
Icahn Enterprises LP
6.250%, 5/15/26(5)	141	141
144A 10.000%, 11/15/29(2)(5)	70	71
LBM Acquisition LLC 144A 6.250%, 1/15/29(2)(5)	250	230
Quikrete Holdings, Inc. 144A 6.750%, 3/1/33(2)(5)	30	30
Regal Rexnord Corp. 6.400%, 4/15/33(5)	266	277
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)(5)	405	343
TransDigm, Inc. 144A 6.625%, 3/1/32(2)(5)	235	239
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	229	235
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(2)(5)	215	215
		4,861

Information Technology—0.5%
Amentum Holdings, Inc. 144A 7.250%, 8/1/32(2)(5)	30	31
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(2)(5)	145	137
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(2)(5)	35	35
144A 6.500%, 10/15/28(2)(5)	55	55
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(2)(5)	85	86
	Par Value(1)	Value

Information Technology—continued
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(2)(5)	$ 20	$ 20
Rocket Software, Inc. 144A 9.000%, 11/28/28(2)(5)	100	103
		467

Materials—4.1%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(2)	455	264
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)(5)	370	353
Corp Nacional del Cobre de Chile RegS 6.440%, 1/26/36(4)(5)	233	242
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(2)(5)	571	579
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(2)(5)	320	318
Illuminate Buyer LLC 144A 9.000%, 7/1/28(2)(5)	220	223
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(2)(5)	120	127
LSB Industries, Inc. 144A 6.250%, 10/15/28(2)(5)	260	255
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(2)(5)	215	218
OCP S.A.
144A 3.750%, 6/23/31(2)	20	18
144A 6.875%, 4/25/44(2)	284	279
144A 7.500%, 5/2/54(2)	177	182
Samarco Mineracao S.A. PIK 144A 9.000%, 6/30/31(2)(5)(11)	177	174
Taseko Mines Ltd. 144A 8.250%, 5/1/30(2)(5)	215	223
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(2)(5)	259	259
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Materials—continued
WR Grace Holdings LLC 144A 5.625%, 8/15/29(2)(5)	$ 172	$ 157
		3,871

Real Estate—0.7%
Office Properties Income Trust 144A 9.000%, 9/30/29(2)	539	455
Safehold GL Holdings LLC 5.650%, 1/15/35(5)	180	180
VICI Properties LP 144A 4.625%, 6/15/25(2)(5)	70	70
		705

Utilities—4.1%
AES Corp. (The) 7.600%, 1/15/55(5)	135	138
CMS Energy Corp. 4.750%, 6/1/50(5)	355	336
Dominion Energy, Inc. Series B 7.000%, 6/1/54(5)	260	274
Electricite de France S.A. 144A 6.900%, 5/23/53(2)(5)	180	199
Enel Finance International N.V. 144A 7.500%, 10/14/32(2)(5)	275	312
Entergy Corp. 7.125%, 12/1/54(5)	210	214
Ferrellgas LP
144A 5.375%, 4/1/26(2)(5)	90	90
144A 5.875%, 4/1/29(2)(5)	170	159
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)(5)	255	264
Lightning Power LLC 144A 7.250%, 8/15/32(2)(5)	15	16
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(2)	150	150
NGL Energy Operating LLC
144A 8.125%, 2/15/29(2)(5)	30	31
144A 8.375%, 2/15/32(2)(5)	155	157
	Par Value(1)	Value

Utilities—continued
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)(5)	$ 230	$ 250
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(2)(5)	534	525
Southern California Edison Co. 6.000%, 1/15/34(5)	205	212
Southern Co. (The) Series 2025 6.375%, 3/15/55	345	347
Vistra Corp. 144A 8.000% (2)(5)(10)	125	128
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(2)(5)	120	124
		3,926

Total Corporate Bonds and Notes (Identified Cost $50,848)		49,219

Leveraged Loans—14.6%
Aerospace—0.2%
Goat Holdco LLC Tranche B (1 month Term SOFR + 3.000%) 7.324%, 1/27/32(9)	50	50
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.174%, 2/1/28(9)	145	130
		180

Chemicals—0.4%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.574%, 2/18/30(9)	135	132
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Chemicals—continued
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 3.000%) 7.324%, 12/31/29(9)	$ 79	$ 80
Nouryon Finance B.V. 2024, Tranche B-1 (3 month Term SOFR + 3.250%) 7.553%, 4/3/28(9)	58	58
USALCO LLC (1 month Term SOFR + 4.000%) 8.324%, 9/30/31(9)	84	84
		354

Consumer Durables—0.1%
Gloves Buyer, Inc. First Lien (1 month Term SOFR + 4.114%) 8.438%, 12/29/27(9)	104	103
Consumer Non-Durables—0.6%
AI Aqua Merger Sub, Inc. 2025, Tranche B (1 month Term SOFR + 3.000%) 7.309%, 7/31/28(9)	137	137
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.500%) 9.829%, 1/31/31(9)	169	159
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 8.288%, 7/8/31(9)	147	133
Varsity Brands, Inc. 2025 (3 month Term SOFR + 3.500%) 7.819%, 8/26/31(9)	95	95
		524

Energy—0.5%
CVR CHC LP Tranche B (3 month Term SOFR + 4.000%) 8.353%, 12/30/27(9)	90	90
	Par Value(1)	Value

Energy—continued
Epic Crude Services LP Tranche B (3 month Term SOFR + 3.000%) 7.302%, 10/15/31(9)	$ 130	$ 130
Hamilton Projects Acquiror LLC First Lien (1 month Term SOFR + 3.000%) 7.324%, 5/31/31(9)	30	30
NGP XI Midstream Holdings LLC Tranche B-2 (3 month Term SOFR + 3.500%) 7.829%, 7/25/31(9)	60	60
Traverse Midstream Partners LLC Tranche B (1 month Term SOFR + 3.000%) 7.291%, 2/16/28(9)	140	141
		451

Financials—0.2%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 7.324%, 11/6/30(9)	99	99
AssuredPartners, Inc. 2024 (1 month Term SOFR + 3.500%) 7.824%, 2/14/31(9)	60	60
Dynamo U.S. Bidco, Inc. Tranche B (6 month Term SOFR + 4.000%) 8.262%, 9/25/31(9)	30	30
		189

Food / Tobacco—0.5%
Aspire Bakeries Holdings LLC (1 month Term SOFR + 4.250%) 8.574%, 12/23/30(9)	70	70
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Food / Tobacco—continued
Del Monte Foods, Inc.
(3 month Term SOFR + 4.900%) 9.259%, 8/2/28(9)	$ 99	$ 25
(3 month Term SOFR + 8.150%) 12.616%, 8/2/28(9)	50	50
(3-6 month Term SOFR + 4.400%) 8.759% - 8.866%, 8/2/28(9)	43	29
Naked Juice LLC (3 month Term SOFR + 3.100%) 7.429%, 1/24/29(9)	71	43
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.250%) 7.573%, 7/12/29(9)	118	117
Sigma Bidco B.V. Tranche B-12 (5 month Term SOFR + 3.910%) 8.225%, 1/3/28(9)	120	120
		454

Forest Prod / Containers—0.7%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 7.499%, 4/13/29(9)	215	215
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 0.250%) 4.502%, 2/12/26(9)	223	208
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 7.688%, 3/3/28(9)	209	209
		632

	Par Value(1)	Value

Gaming / Leisure—0.5%
Catawba Nation Gaming Authority Tranche B 0.000%, 12/16/31(9)(12)	$ 105	$ 106
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.829%, 11/12/29(9)	84	83
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 8.579%, 8/1/30(9)	99	99
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 7.296%, 4/4/29(9)	215	214
		502

Health Care—2.4%
Bausch & Lomb Corp. (3 month Term SOFR + 4.000%) 8.329%, 9/29/28(9)	99	99
CHG Healthcare Services, Inc. (1-3 month Term SOFR + 3.000%) 7.313% - 7.324%, 9/29/28(9)	106	106
Cotiviti, Inc.
0.000%, 2/13/32(9)(12)	100	99
(1 month Term SOFR + 2.750%) 7.059%, 5/1/31(9)	134	133
Dechra Pharmaceuticals Holdings Ltd. Tranche B-1 (3 month Term SOFR + 3.250%) 7.513%, 1/27/32(9)	80	80
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
Endo Finance Holdings, Inc. Tranche B (1 month Term SOFR + 4.000%) 8.324%, 4/23/31(9)	$ 25	$ 25
Financiere Mendel 0.000%, 11/8/30(9)(12)	30	30
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 8.429%, 10/1/27(9)	145	135
Grifols Worldwide Operations USA, Inc. Tranche B (3 month Term SOFR + 2.150%) 6.463%, 11/15/27(9)	290	287
Hanger, Inc. (1 month Term SOFR + 3.500%) 7.824%, 10/23/31(9)	141	141
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 8.679%, 8/19/28(9)	114	110
Lannett Co., Inc. First Lien (3 month Term SOFR + 2.000%) 2.000%, 6/16/30(9)(13)	10	3
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 8.052%, 5/16/31(9)	150	144
Tranche B-2 (3 month Term SOFR + 3.500%) 7.965%, 5/16/31(9)	25	24
Modivcare, Inc. (3 month Term SOFR + 4.750%) 9.079%, 7/1/31(9)	35	28
One Call Corp. Tranche B, First Lien (3 month Term SOFR + 5.762%) 10.062%, 4/22/27(9)	149	143
PointClickCare Technologies, Inc. 2024, Tranche B (3 month Term SOFR + 3.250%) 7.579%, 11/3/31(9)	55	55
	Par Value(1)	Value

Health Care—continued
Radiology Partners, Inc. Tranche C (3 month Term SOFR + 3.760%) 8.090%, 1/31/29(9)	$ 136	$ 133
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 8.329%, 9/27/30(9)	169	165
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 8.802%, 11/20/26(9)	184	162
Viant Medical Holdings, Inc. Tranche B (1 month Term SOFR + 4.000%) 8.324%, 10/29/31(9)	207	209
		2,311

Housing—0.4%
Chariot Buyer LLC (1 month Term SOFR + 3.350%) 7.674%, 11/3/28(9)	119	119
Hunter Douglas Holding B.V. Tranche B-1 (2 month Term SOFR + 3.250%) 7.553%, 1/14/32(9)	135	134
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 8.167%, 6/6/31(9)	164	159
		412

Information Technology—2.3%
Applied Systems, Inc.
2024, Second Lien (1 month Term SOFR + 3.750%) 8.079%, 2/23/32(9)	15	15
Tranche B-1 (1 month Term SOFR + 2.750%) 7.079%, 2/24/31(9)	133	134
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.579%, 7/6/29(9)	143	131
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Information Technology—continued
Cloud Software Group, Inc. Tranche B (3 month Term SOFR + 3.750%) 8.079%, 3/21/31(9)	$ 140	$ 140
ConnectWise LLC (3 month Term SOFR + 3.762%) 8.090%, 9/29/28(9)	82	82
Delivery Hero SE Tranche B (2 month Term SOFR + 5.000%) 9.315%, 12/12/29(9)	139	139
ECL Entertainment LLC Tranche B (1 month Term SOFR + 3.500%) 7.824%, 8/31/30(9)	153	154
Ellucian Holding, Inc.
Second Lien (1 month Term SOFR + 4.750%) 9.074%, 11/15/32(9)	20	20
Tranche B-1 (1 month Term SOFR + 3.000%) 7.324%, 10/9/29(9)	87	87
Epicor Software Corp. Tranche F (1 month Term SOFR + 2.750%) 7.074%, 5/30/31(9)	192	193
Infinite Bidco LLC First Lien (3 month Term SOFR + 4.012%) 8.302%, 3/2/28(9)	148	140
ION Trading Finance Ltd. 2024, Tranche B (3 month Term SOFR + 3.500%) 7.829%, 4/1/28(9)	121	121
Javelin Buyer, Inc. (3 month Term SOFR + 3.250%) 7.563%, 12/5/31(9)	125	126
Mosel Bidco SE Tranche B (3 month Term SOFR + 4.500%) 8.829%, 9/16/30(9)	92	92
NCR Atleos Corp. Tranche B (3 month Term SOFR + 3.750%) 8.053%, 3/27/29(9)	68	68
	Par Value(1)	Value

Information Technology—continued
Proofpoint, Inc. 2024 (1 month Term SOFR + 3.000%) 7.324%, 8/31/28(9)	$ 104	$ 105
Rocket Software, Inc. (1 month Term SOFR + 4.250%) 8.574%, 11/28/28(9)	149	149
Thunder Generation Funding LLC Tranche B (3 month Term SOFR + 3.000%) 7.329%, 10/3/31(9)	145	145
UKG, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.300%, 2/10/31(9)	144	144
		2,185

Manufacturing—0.8%
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 8.809%, 9/28/28(9)	164	156
Cube Industrials Buyer, Inc. (3 month Term SOFR + 3.500%) 7.793%, 10/9/31(9)	95	95
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 8.563%, 11/4/31(9)	210	211
LSF12 Crown U.S. Commercial Bidco LLC (1 month Term SOFR + 4.250%) 8.559%, 12/2/31(9)	245	239
Star U.S. Bidco LLC (1 month Term SOFR + 3.750%) 8.074%, 3/17/27(9)	86	86
		787

Media / Telecom - Broadcasting—0.3%
Terrier Media Buyer, Inc. (3 month Term SOFR + 3.600%) 7.929%, 6/18/29(9)	131	120
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Media / Telecom - Broadcasting—continued
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.938%, 1/31/29(9)	$ 174	$ 173
		293

Media / Telecom - Cable/Wireless Video—0.7%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.574%, 9/18/30(9)	219	217
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 8.812%, 1/18/28(9)	218	213
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.802%, 8/2/29(9)	212	211
		641

Media / Telecom - Diversified Media—0.5%
Century DE Buyer LLC Tranche B (3 month Term SOFR + 3.500%) 7.787%, 10/30/30(9)	107	108
McGraw-Hill Education, Inc. Tranche B (2 month Term SOFR + 3.250%) 7.552%, 8/6/31(9)	108	109
MH Sub I LLC
2023 (1 month Term SOFR + 4.250%) 8.574%, 5/3/28(9)	71	69
	Par Value(1)	Value

Media / Telecom - Diversified Media—continued
2024, First Lien (1 month Term SOFR + 4.250%) 8.574%, 12/31/31(9)	$ 48	$ 46
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.389%, 4/11/29(9)	172	152
		484

Media / Telecom - Telecommunications—0.2%
Numericable U.S. LLC
Tranche B-11 (6 month LIBOR + 2.750%) 7.432%, 7/31/25(9)(14)	212	183
Tranche B-12 (3 month LIBOR + 3.688%) 8.370%, 1/31/26(9)(14)	20	17
		200

Media / Telecom - Wireless Communications—0.1%
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.938%, 3/2/29(9)	139	127
Retail—0.5%
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.500%) 6.802%, 11/8/32(9)	149	148
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.500%) 6.824%, 6/11/31(9)	74	73
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Retail—continued
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 7.840%, 3/3/28(9)	$ 155	$ 143
Protective Industrial Products, Inc. 0.000%, 1/17/32(9)(12)	90	90
		454

Service—2.2%
AAL Delaware Holdco, Inc. (1 month Term SOFR + 2.750%) 7.074%, 7/30/31(9)	35	35
Albion Financing 3 S.a.r.l. 2025 (3 month Term SOFR + 3.000%) 7.293%, 8/16/29(9)	85	85
Allied Universal Holdco LLC 0.000%, 5/12/28(9)(12)	145	145
Ascend Learning LLC (1 month Term SOFR + 3.000%) 7.324%, 12/11/28(9)	152	151
BIFM U.S. Finance LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 8.074%, 5/31/28(9)	100	100
Crisis Prevention Institute, Inc. 2024 (1 month Term SOFR + 4.000%) 8.324%, 4/9/31(9)	80	80
DG Investment Intermediate Holdings 2, Inc. First Lien (1 month Term SOFR + 3.864%) 8.188%, 3/31/28(9)	219	220
DXP Enterprises, Inc. 2024 (1 month Term SOFR + 3.750%) 8.074%, 10/11/30(9)	109	109
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 7.291%, 8/1/29(9)	60	60
	Par Value(1)	Value

Service—continued
Fugue Finance LLC (3 month Term SOFR + 3.250%) 7.496%, 1/9/32(9)	$ 35	$ 35
Garda World Security Corp. (1 month Term SOFR + 3.000%) 7.308%, 2/1/29(9)	153	153
Grant Thornton Advisors LLC 2025, Tranche B (3 month Term SOFR + 2.750%) 7.055%, 6/2/31(9)	70	70
Kuehg Corp. (2 month Term SOFR + 3.250%) 7.537%, 6/12/30(9)	92	93
Omnia Partners LLC (3 month Term SOFR + 2.750%) 7.050%, 7/25/30(9)	75	75
Sapphire Bidco B.V. Tranche B-4 (2 month Term SOFR + 2.750%) 7.046%, 5/3/28(9)	69	69
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 8.706%, 3/4/28(9)	153	132
The Hertz Corp. 2023 (1 month Term SOFR + 3.750%) 8.074%, 6/30/28(9)	161	140
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 8.424%, 11/2/27(9)	148	140
WCG Intermediate Corp. Tranche B 0.000%, 2/25/32(9)(12)	70	69
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 7.188%, 3/24/28(9)	153	151
		2,112

Transportation - Automotive—0.3%
First Brands Group LLC 2022 (3 month Term SOFR + 5.262%) 9.552%, 3/30/27(9)	148	142
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Transportation - Automotive—continued
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 8.302%, 10/28/27(9)	$ 136	$ 120
		262

Utilities—0.2%
Cornerstone Generation LLC Tranche B 0.000%, 10/28/31(9)(12)	70	70
Waterbridge NDB Operating LLC (2 month Term SOFR + 4.000%) 8.315%, 5/10/29(9)	130	131
		201

Total Leveraged Loans (Identified Cost $14,093)		13,858

	Shares
Preferred Stocks—0.6%
Financials—0.6%
Capital Farm Credit ACA Series 1 144A, 5.000%(2)	275(15)	268
Truist Financial Corp. Series Q, 5.100%	315(15)	308
		576

Total Preferred Stocks (Identified Cost $591)		576

Common Stocks—0.0%
Consumer Discretionary—0.0%
ESC NMG Parent LLC(13)(16)	618	—
	Shares	Value

Consumer Discretionary—continued
MYT Holding LLC Class B(13)(16)	29,850	$ 9
		9

Health Care—0.0%
Lannett Co., Inc.(13)(16)	1,663	—
Total Common Stocks (Identified Cost $104)		9

Total Long-Term Investments—143.9% (Identified Cost $140,607)		136,722

TOTAL INVESTMENTS—143.9% (Identified Cost $140,607)		$136,722
Other assets and liabilities, net—(43.9)%		(41,695)
NET ASSETS—100.0%		$95,027
Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, these securities amounted to a value of $73,148 or 77.0% of net assets.
(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	All or a portion of securities is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $55,557.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of February 28, 2025.
(7)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(8)	Amount is less than $500 (not in thousands).
(9)	Variable rate security. Rate disclosed is as of February 28, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(10)	No contractual maturity date.
(11)	100% of the income received was in PIK.
(12)	This loan will settle after February 28, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(13)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(14)	At November 30, 2024, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology. See the Notes to Financial Statements regarding the risk disclosure.
(15)	Value shown as par value.
(16)	Non-income producing.
Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Country Weightings†
United States	52%
Mexico	5
Indonesia	2
Turkey	2
Chile	2
Saudi Arabia	2
Canada	2
Other	33
Total	100%
† % of total investments as of February 28, 2025.
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
As of February 28, 2025, the Fund has the following unfunded loan commitment:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Hanger, Inc., 10/23/31(1)	$18	$18	$18	$—(2)
USALCO LLC, 9/30/31(1)	9	9	9	—(2)
Total	$27	$27	$27	$—(2)

(1)	This loan will settle after February 28, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(2)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of February 28, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 28, 2025	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$2,840	$2,840	$—
Foreign Government Securities	44,865	44,865	—
Mortgage-Backed Securities	15,437	15,437	—
Asset-Backed Securities	9,918	9,918	—
Corporate Bonds and Notes	49,219	49,219	—
Leveraged Loans	13,858	13,855	3
Equity Securities:
Preferred Stocks	576	576	—
Common Stocks	9	—	9(1)
Total Investments	$136,722	$136,710	$12

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no securities valued using quoted prices (Level 1) at February 28, 2025.
Security held by the Fund with an end of period value of $25 was transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended February 28, 2025.
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.